Organization and Business (Detail) $ / shares in Units, $ in Thousands	Apr. 07, 2020 USD ($) $ / shares shares	Apr. 02, 2020 $ / shares shares	Dec. 21, 2017
Class of Stock [Line Items]
Exchange ratio			1
Subsequent Event
Class of Stock [Line Items]
Proceeds from initial public offering | $	$ 190,000
Issuance fees and expenses | $	17,600
Subsequent Event | IPO
Class of Stock [Line Items]
Share price (in dollars per sharee) | $ / shares		$ 18.00
Proceeds from initial public offering | $	190,000
Issuance fees and expenses | $	$ 17,600
Subsequent Event | Common Stock | IPO
Class of Stock [Line Items]
Share price (in dollars per sharee) | $ / shares	$ 18.00
Number of shares converted (in shares) | shares		25,288,854
Number of shares issued and sold (in shares) | shares	10,557,000
Subsequent Event | Common Stock | Underwriters
Class of Stock [Line Items]
Share price (in dollars per sharee) | $ / shares	$ 18.00
Number of shares issued and sold (in shares) | shares	1,377,000
Subsequent Event | Restricted Common Stock | IPO
Class of Stock [Line Items]
Number of shares converted (in shares) | shares		1,160,277